UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2014

Columbia Variable Portfolio — Marsico
Focused Equities Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico Focused Equities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Approval of Investment Management Services and Subadvisory Agreements	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico Focused Equities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund) Class 1 shares returned 5.84% for the six-month period that ended June 30, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 7.14% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	5.84	25.89	18.38	8.11
Class 2*	10/02/06	5.71	25.54	18.07	7.83
S&P 500 Index		7.14	24.61	18.83	7.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Gilead Sciences, Inc.	7.8
Biogen Idec, Inc.	6.2
Monsanto Co.	6.1
Priceline Group, Inc. (The)	5.7
Facebook, Inc., Class A	5.2
Visa, Inc., Class A	5.1
Canadian Pacific Railway Ltd.	4.9
Sherwin-Williams Co. (The)	4.7
Wynn Resorts Ltd.	4.2
Walt Disney Co. (The)	4.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	97.9
Consumer Discretionary	26.7
Consumer Staples	2.2
Energy	7.6
Financials	4.2
Health Care	18.7
Industrials	7.3
Information Technology	20.6
Materials	10.6
Money Market Funds	2.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,058.40	1,020.88	4.03	3.96	0.79
Class 2	1,000.00	1,000.00	1,057.10	1,019.64	5.30	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
Consumer Discretionary 26.7%
Hotels, Restaurants & Leisure 11.2%
Starbucks Corp.	26,362	2,039,892
Starwood Hotels & Resorts Worldwide, Inc.	32,099	2,594,241
Wynn Resorts Ltd.	13,141	2,727,546
Total		7,361,679
Internet & Catalog Retail 5.6%
Priceline Group, Inc. (The)(a)	3,052	3,671,556
Media 7.4%
Comcast Corp., Class A	40,514	2,174,792
Walt Disney Co. (The)	31,803	2,726,789
Total		4,901,581
Specialty Retail 2.5%
Home Depot, Inc. (The)	20,118	1,628,753
Total Consumer Discretionary		17,563,569
Consumer Staples 2.2%
Food Products 2.2%
Keurig Green Mountain, Inc.	11,747	1,463,794
Total Consumer Staples		1,463,794
Energy 7.6%
Energy Equipment & Services 4.0%
Schlumberger Ltd.	22,490	2,652,695
Oil, Gas & Consumable Fuels 3.6%
Continental Resources, Inc.(a)	14,867	2,349,581
Total Energy		5,002,276
Financials 4.1%
Capital Markets 2.0%
Charles Schwab Corp. (The)	50,278	1,353,986
Consumer Finance 2.1%
American Express Co.	14,471	1,372,864
Total Financials		2,726,850
Health Care 18.6%
Biotechnology 16.6%
Biogen Idec, Inc.(a)	12,542	3,954,618
Celgene Corp.(a)	23,598	2,026,596
Gilead Sciences, Inc.(a)	60,216	4,992,509
Total		10,973,723

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 2.0%
Pacira Pharmaceuticals, Inc.(a)	14,194	1,303,861
Total Health Care		12,277,584
Industrials 7.3%
Aerospace & Defense 2.5%
General Dynamics Corp.	13,838	1,612,819
Road & Rail 4.8%
Canadian Pacific Railway Ltd.	17,460	3,162,704
Total Industrials		4,775,523
Information Technology 20.5%
Internet Software & Services 9.2%
Facebook, Inc., Class A(a)	49,896	3,357,502
Google, Inc., Class A(a)	4,567	2,670,188
Total		6,027,690
IT Services 7.0%
Cognizant Technology Solutions Corp., Class A(a)	27,920	1,365,567
Visa, Inc., Class A	15,442	3,253,784
Total		4,619,351
Semiconductors & Semiconductor Equipment 2.4%
ASML Holding NV	17,230	1,607,042
Software 1.9%
Salesforce.com, Inc.(a)	21,509	1,249,242
Total Information Technology		13,503,325
Materials 10.6%
Chemicals 10.6%
Monsanto Co.	31,512	3,930,807
Sherwin-Williams Co. (The)	14,684	3,038,266
Total		6,969,073
Total Materials		6,969,073
Total Common Stocks (Cost: $43,975,627)		64,281,994

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Money Market Funds 2.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	1,382,988	1,382,988
Total Money Market Funds (Cost: $1,382,988)		1,382,988
Total Investments (Cost: $45,358,615)		65,664,982
Other Assets & Liabilities, Net		176,962
Net Assets		65,841,944

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,343,290	13,951,262	(13,911,564)	1,382,988	484	1,382,988

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	17,563,569	—	—	17,563,569
Consumer Staples	1,463,794	—	—	1,463,794
Energy	5,002,276	—	—	5,002,276
Financials	2,726,850	—	—	2,726,850
Health Care	12,277,584	—	—	12,277,584
Industrials	4,775,523	—	—	4,775,523
Information Technology	13,503,325	—	—	13,503,325
Materials	6,969,073	—	—	6,969,073
Total Equity Securities	64,281,994	—	—	64,281,994
Mutual Funds
Money Market Funds	1,382,988	—	—	1,382,988
Total Mutual Funds	1,382,988	—	—	1,382,988
Total	65,664,982	—	—	65,664,982

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $43,975,627)	$64,281,994
Affiliated issuers (identified cost $1,382,988)	1,382,988
Total investments (identified cost $45,358,615)	65,664,982
Receivable for:
Investments sold	606,943
Dividends	21,149
Reclaims	570
Expense reimbursement due from Investment Manager	14,847
Total assets	66,308,491
Liabilities
Payable for:
Investments purchased	107,033
Capital shares purchased	208,525
Investment management fees	39,455
Transfer agent fees	3,334
Administration fees	3,334
Compensation of board members	76,716
Other expenses	28,150
Total liabilities	466,547
Net assets applicable to outstanding capital stock	$65,841,944
Represented by
Paid-in capital	$30,493,529
Undistributed net investment income	268,446
Accumulated net realized gain	14,773,602
Unrealized appreciation (depreciation) on:
Investments	20,306,367
Total — representing net assets applicable to outstanding capital stock	$65,841,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Assets and Liabilities (continued)

June 30, 2014 (Unaudited)

Class 1
Net assets	$65,839,303
Shares outstanding	3,216,994
Net asset value per share	$20.47
Class 2
Net assets	$2,641
Shares outstanding	130
Net asset value per share(a)	$20.35

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$286,069
Dividends — affiliated issuers	484
Foreign taxes withheld	(3,946)
Total income	282,607
Expenses:
Investment management fees	233,069
Distribution and/or service fees
Class 2	12
Transfer agent fees
Class 1	19,693
Class 2	3
Administration fees	19,695
Compensation of board members	8,789
Custodian fees	2,520
Printing and postage fees	16,122
Professional fees	13,076
Other	2,674
Total expenses	315,653
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(56,225)
Total net expenses	259,428
Net investment income	23,179
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,322,362
Foreign currency translations	(996)
Net realized gain	4,321,366
Net change in unrealized appreciation (depreciation) on:
Investments	(645,259)
Net change in unrealized appreciation (depreciation)	(645,259)
Net realized and unrealized gain	3,676,107
Net increase in net assets resulting from operations	$3,699,286

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income	$23,179	$313,552
Net realized gain	4,321,366	10,627,122
Net change in unrealized appreciation (depreciation)	(645,259)	10,452,492
Net increase in net assets resulting from operations	3,699,286	21,393,166
Distributions to shareholders
Net investment income
Class 1	—	(283,888)
Class 2	—	(29)
Net realized gains
Class 1	—	(9,733,229)
Class 2	—	(2,032)
Total distributions to shareholders	—	(10,019,178)
Increase (decrease) in net assets from capital stock activity	(7,026,716)	(4,883,262)
Total increase (decrease) in net assets	(3,327,430)	6,490,726
Net assets at beginning of period	69,169,374	62,678,648
Net assets at end of period	$65,841,944	$69,169,374
Undistributed net investment income	$268,446	$245,267

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	59,498	1,152,527	40,366	746,944
Distributions reinvested	—	—	594,488	10,017,117
Redemptions	(418,864)	(8,166,045)	(853,035)	(15,649,384)
Net decrease	(359,366)	(7,013,518)	(218,181)	(4,885,323)
Class 2 shares
Distributions reinvested	—	—	123	2,061
Redemptions	(684)	(13,198)	—	—
Net increase (decrease)	(684)	(13,198)	123	2,061
Total net decrease	(360,050)	(7,026,716)	(218,058)	(4,883,262)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico Focused Equities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013	2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$19.34		$16.52	$16.48	$16.99		$14.38		$11.25
Income from investment operations:
Net investment income	0.01		0.09	0.07	0.05		0.06		0.05
Net realized and unrealized gain (loss)	1.12		5.76	1.87	(0.49)		2.62		3.16
Total from investment operations	1.13		5.85	1.94	(0.44)		2.68		3.21
Less distributions to shareholders:
Net investment income	—		(0.09)	(0.07)	(0.07)		(0.07)		(0.08)
Net realized gains	—		(2.94)	(1.83)	—		—		—
Total distributions to shareholders	—		(3.03)	(1.90)	(0.07)		(0.07)		(0.08)
Net asset value, end of period	$20.47		$19.34	$16.52	$16.48		$16.99		$14.38
Total return	5.84%		38.10%	12.04%	(2.61%)		18.72%		28.67%
Ratios to average net assets(a)
Total gross expenses	0.96	%(b)	0.99%	1.12%	1.21%		1.18%		1.18%
Total net expenses(c)	0.79	%(b)	0.79%	0.88%	1.05	%(d)	1.05	%(d)	1.10	%(d)
Net investment income	0.07	%(b)	0.47%	0.40%	0.27%		0.39%		0.44%
Supplemental data
Net assets, end of period (in thousands)	$65,839		$69,154	$62,667	$68,337		$89,915		$95,015
Portfolio turnover	33%		92%	63%	90%		78%		72%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Focused Equities Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$19.25		$16.46	$16.43	$16.94		$14.34		$11.20
Income from investment operations:
Net investment income (loss)	(0.02)		0.04	0.03	0.01		0.02		0.02
Net realized and unrealized gain (loss)	1.12		5.73	1.86	(0.48)		2.62		3.16
Total from investment operations	1.10		5.77	1.89	(0.47)		2.64		3.18
Less distributions to shareholders:
Net investment income	—		(0.04)	(0.03)	(0.04)		(0.04)		(0.04)
Net realized gains	—		(2.94)	(1.83)	—		—		—
Total distributions to shareholders	—		(2.98)	(1.86)	(0.04)		(0.04)		(0.04)
Net asset value, end of period	$20.35		$19.25	$16.46	$16.43		$16.94		$14.34
Total return	5.71%		37.73%	11.75%	(2.82%)		18.44%		28.42%
Ratios to average net assets(a)
Total gross expenses	1.19	%(b)	1.23%	1.37%	1.45%		1.43%		1.43%
Total net expenses(c)	1.04	%(b)	1.04%	1.13%	1.29	%(d)	1.30	%(d)	1.35	%(d)
Net investment income (loss)	(0.17	%)(b)	0.21%	0.15%	0.06%		0.17%		0.19%
Supplemental data
Net assets, end of period (in thousands)	$3		$16	$11	$10		$10		$9
Portfolio turnover	33%		92%	63%	90%		78%		72%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net

Semiannual Report 2014
15

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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16

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $654.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the

1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.79%	0.79%
Class 2	1.04	1.04

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid

Semiannual Report 2014
17

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $45,359,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$20,426,000
Unrealized depreciation	(120,000)
Net unrealized appreciation	$20,306,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $21,362,144 and $29,757,782, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, two unaffiliated shareholders of record owned 92.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable

Semiannual Report 2014
18

Columbia Variable Portfolio — Marsico Focused Equities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
19

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014
20

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary

Semiannual Report 2014
21

Columbia Variable Portfolio — Marsico Focused Equities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2014
24

Columbia Variable Portfolio — Marsico Focused Equities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
25

Columbia Variable Portfolio — Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1545 E (8/14)

Semiannual Report

June 30, 2014

Columbia Variable Portfolio — Marsico Growth Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico Growth Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Approval of Investment Management Services and Subadvisory Agreements	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico Growth Fund (the Fund) Class 1 shares returned 4.80% for the six-month period that ended June 30, 2014.

>  The Fund underperformed its benchmark, the S&P 500 Index, which returned 7.14% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	4.80	25.02	18.17	8.03
Class 2*	10/02/06	4.67	24.75	17.88	7.76
S&P 500 Index		7.14	24.61	18.83	7.78

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Priceline Group, Inc. (The)	5.4
Gilead Sciences, Inc.	5.3
Monsanto Co.	4.8
Canadian Pacific Railway Ltd.	4.3
Facebook, Inc., Class A	4.2
Schlumberger Ltd.	4.2
Starwood Hotels & Resorts Worldwide, Inc.	4.0
Union Pacific Corp.	3.8
Sherwin-Williams Co. (The)	3.8
CBS Corp., Class B Non Voting	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	96.8
Consumer Discretionary	27.7
Consumer Staples	4.0
Energy	8.2
Financials	1.7
Health Care	11.5
Industrials	15.6
Information Technology	19.8
Materials	8.3
Money Market Funds	3.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Semiannual Report 2014
3

Columbia Variable Portfolio — Marsico Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,048.00	1,020.88	4.01	3.96	0.79
Class 2	1,000.00	1,000.00	1,046.70	1,019.64	5.28	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.3%

Issuer	Shares	Value ($)
Consumer Discretionary 27.6%
Auto Components 1.2%
Delphi Automotive PLC	51,264	3,523,888
Hotels, Restaurants & Leisure 9.5%
Starbucks Corp.	86,134	6,665,049
Starwood Hotels & Resorts Worldwide, Inc.	136,765	11,053,347
Wynn Resorts Ltd.	46,826	9,719,205
Total		27,437,601
Internet & Catalog Retail 5.2%
Priceline Group, Inc. (The)(a)	12,631	15,195,093
Media 8.8%
CBS Corp., Class B Non Voting	162,032	10,068,668
Comcast Corp., Class A	108,146	5,805,277
Walt Disney Co. (The)	110,398	9,465,525
Total		25,339,470
Specialty Retail 2.9%
Home Depot, Inc. (The)	66,256	5,364,086
TJX Companies, Inc. (The)	55,196	2,933,667
Total		8,297,753
Total Consumer Discretionary		79,793,805
Consumer Staples 4.0%
Food & Staples Retailing 1.3%
CVS Caremark Corp.	50,581	3,812,290
Food Products 2.7%
Keurig Green Mountain, Inc.	62,454	7,782,393
Total Consumer Staples		11,594,683
Energy 8.1%
Energy Equipment & Services 5.1%
Halliburton Co.	43,412	3,082,686
Schlumberger Ltd.	98,812	11,654,875
Total		14,737,561
Oil, Gas & Consumable Fuels 3.0%
Antero Resources Corp.(a)	80,157	5,260,704
Continental Resources, Inc.(a)	22,573	3,567,437
Total		8,828,141
Total Energy		23,565,702

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 1.7%
Capital Markets 1.7%
Charles Schwab Corp. (The)	187,000	5,035,910
Total Financials		5,035,910
Health Care 11.5%
Biotechnology 11.5%
Biogen Idec, Inc.(a)	27,619	8,708,547
Celgene Corp.(a)	114,488	9,832,229
Gilead Sciences, Inc.(a)	176,835	14,661,390
Total		33,202,166
Total Health Care		33,202,166
Industrials 15.5%
Aerospace & Defense 3.7%
General Dynamics Corp.	77,209	8,998,709
Safran SA	25,754	1,686,194
Total		10,684,903
Airlines 0.5%
Delta Air Lines, Inc.	36,097	1,397,676
Commercial Services & Supplies 2.9%
Tyco International Ltd.	184,698	8,422,229
Road & Rail 7.9%
Canadian Pacific Railway Ltd.	66,612	12,066,097
Union Pacific Corp.	107,380	10,711,155
Total		22,777,252
Trading Companies & Distributors 0.5%
WW Grainger, Inc.	6,337	1,611,309
Total Industrials		44,893,369
Information Technology 19.7%
Internet Software & Services 8.4%
Facebook, Inc., Class A(a)	173,299	11,661,290
Google, Inc., Class A(a)	13,082	7,648,653
Google, Inc., Class C(a)	8,955	5,151,632
Total		24,461,575

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 3.6%
FleetCor Technologies, Inc.(a)	7,754	1,021,977
Visa, Inc., Class A	43,913	9,252,909
Total		10,274,886
Semiconductors & Semiconductor Equipment 5.3%
ASML Holding NV	97,051	9,051,947
Texas Instruments, Inc.	134,526	6,428,997
Total		15,480,944
Software 2.4%
Salesforce.com, Inc.(a)	117,713	6,836,771
Total Information Technology		57,054,176
Materials 8.2%
Chemicals 8.2%
Monsanto Co.	106,593	13,296,411

Common Stocks (continued)

Issuer	Shares	Value ($)
Sherwin-Williams Co. (The)	51,053	10,563,376
Total		23,859,787
Total Materials		23,859,787
Total Common Stocks (Cost: $191,227,131)		$278,999,598

Money Market Funds 3.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	9,342,803	9,342,803
Total Money Market Funds (Cost: $9,342,803)		9,342,803
Total Investments (Cost: $200,569,934)		288,342,401
Other Assets & Liabilities, Net		1,376,361
Net Assets		289,718,762

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	161,998	72,842,361	(63,661,556)	9,342,803	2,474	9,342,803

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1— Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3— Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Variable Portfolio — Marsico Growth Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	79,793,805	—	—	79,793,805
Consumer Staples	11,594,683	—	—	11,594,683
Energy	23,565,702	—	—	23,565,702
Financials	5,035,910	—	—	5,035,910
Health Care	33,202,166	—	—	33,202,166
Industrials	43,207,175	1,686,194	—	44,893,369
Information Technology	57,054,176	—	—	57,054,176
Materials	23,859,787	—	—	23,859,787
Total Equity Securities	277,313,404	1,686,194	—	278,999,598
Mutual Funds
Money Market Funds	9,342,803	—	—	9,342,803
Total Mutual Funds	9,342,803	—	—	9,342,803
Total	286,656,207	1,686,194	—	288,342,401

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $191,227,131)	$278,999,598
Affiliated issuers (identified cost $9,342,803)	9,342,803
Total investments (identified cost $200,569,934)	288,342,401
Receivable for:
Investments sold	3,143,085
Capital shares sold	3,316
Dividends	139,402
Reclaims	2,173
Expense reimbursement due from Investment Manager	11,792
Total assets	291,642,169
Liabilities
Payable for:
Investments purchased	1,230,582
Capital shares purchased	339,674
Investment management fees	173,149
Distribution and/or service fees	7,440
Transfer agent fees	14,632
Administration fees	14,632
Compensation of board members	101,207
Other expenses	42,091
Total liabilities	1,923,407
Net assets applicable to outstanding capital stock	$289,718,762
Represented by
Paid-in capital	$146,670,943
Undistributed net investment income	384,461
Accumulated net realized gain	54,890,891
Unrealized appreciation (depreciation) on:
Investments	87,772,467
Total — representing net assets applicable to outstanding capital stock	$289,718,762
Class 1
Net assets	$253,899,400
Shares outstanding	8,067,932
Net asset value per share	$31.47
Class 2
Net assets	$35,819,362
Shares outstanding	1,141,139
Net asset value per share	$31.39

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,425,986
Dividends — affiliated issuers	2,474
Foreign taxes withheld	(22,633)
Total income	1,405,827
Expenses:
Investment management fees	1,016,754
Distribution and/or service fees
Class 2	42,615
Transfer agent fees
Class 1	75,693
Class 2	10,227
Administration fees	85,921
Compensation of board members	11,402
Custodian fees	5,094
Printing and postage fees	17,451
Professional fees	13,410
Other	3,615
Total expenses	1,282,182
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,018)
Total net expenses	1,174,164
Net investment income	231,663
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,370,059
Foreign currency translations	(5,405)
Net realized gain	13,364,654
Net change in unrealized appreciation (depreciation) on:
Investments	(429,090)
Foreign currency translations	(183)
Net change in unrealized appreciation (depreciation)	(429,273)
Net realized and unrealized gain	12,935,381
Net increase in net assets resulting from operations	$13,167,044

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Variable Portfolio — Marsico Growth Fund

Statement of Changes in Net Assets

	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Operations
Net investment income	$231,663	$659,625
Net realized gain	13,364,654	53,385,823
Net change in unrealized appreciation (depreciation)	(429,273)	34,176,653
Net increase in net assets resulting from operations	13,167,044	88,222,101
Distributions to shareholders
Net investment income
Class 1	—	(599,273)
Class 2	—	(25,028)
Total distributions to shareholders	—	(624,301)
Increase (decrease) in net assets from capital stock activity	(23,956,299)	(61,880,492)
Total increase (decrease) in net assets	(10,789,255)	25,717,308
Net assets at beginning of period	300,508,017	274,790,709
Net assets at end of period	$289,718,762	$300,508,017
Undistributed net investment income	$384,461	$152,798

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Growth Fund

Statement of Changes in Net Assets (continued)

	Six months ended June 30, 2014 (Unaudited)		Year ended December 31, 2013
	Shares	Dollars($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	55,595	1,659,617	126,263	3,261,057
Distributions reinvested	—	—	20,902	599,273
Redemptions	(855,244)	(25,683,551)	(2,235,376)	(58,151,222)
Net decrease	(799,649)	(24,023,934)	(2,088,211)	(54,290,892)
Class 2 shares
Subscriptions	90,457	2,757,281	185,514	4,780,498
Distributions reinvested	—	—	952	25,028
Redemptions	(90,187)	(2,689,646)	(475,158)	(12,395,126)
Net increase (decrease)	270	67,635	(288,692)	(7,589,600)
Total net decrease	(799,379)	(23,956,299)	(2,376,903)	(61,880,492)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year ended December 31,
Class 1	(Unaudited)		2013	2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$30.03		$22.19	$19.92	$20.53		$16.91		$13.45
Income from investment operations:
Net investment income	0.03		0.07	0.14	0.07		0.01		0.08
Net realized and unrealized gain (loss)	1.41		7.84	2.29	(0.61)		3.63	(a)	3.49
Total from investment operations	1.44		7.91	2.43	(0.54)		3.64		3.57
Less distributions to shareholders:
Net investment income	—		(0.07)	(0.16)	(0.07)		(0.02)		(0.11)
Total distributions to shareholders	—		(0.07)	(0.16)	(0.07)		(0.02)		(0.11)
Net asset value, end of period	$31.47		$30.03	$22.19	$19.92		$20.53		$16.91
Total return	4.80%		35.64%	12.24%	(2.64%)		21.55%		26.66%
Ratios to average net assets(b)
Total gross expenses	0.87	%(c)	0.89%	1.08%	1.10	%(d)	0.96	%(d)	0.93%
Total net expenses(e)	0.79	%(c)	0.79%	0.83%	0.96	%(d)(f)	0.96	%(d)(f)(g)	0.93	%(f)
Net investment income	0.19	%(c)	0.26%	0.66%	0.35%		0.06%		0.52%
Supplemental data
Net assets, end of period (in thousands)	$253,899		$266,293	$243,084	$271,574		$345,175		$2,188,367
Portfolio turnover	37%		109%	74%	68%		88%		62%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year ended December 31,
Class 2	(Unaudited)		2013	2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$29.99		$22.18	$19.92	$20.52		$16.93		$13.43
Income from investment operations:
Net investment income (loss)	(0.01)		0.00 (a)	0.09	0.03		(0.03)		0.04
Net realized and unrealized gain (loss)	1.41		7.83	2.28	(0.61)		3.63	(b)	3.49
Total from investment operations	1.40		7.83	2.37	(0.58)		3.60		3.53
Less distributions to shareholders:
Net investment income	—		(0.02)	(0.11)	(0.02)		(0.01)		(0.03)
Total distributions to shareholders	—		(0.02)	(0.11)	(0.02)		(0.01)		(0.03)
Net asset value, end of period	$31.39		$29.99	$22.18	$19.92		$20.52		$16.93
Total return	4.67%		35.31%	11.91%	(2.83%)		21.26%		26.32%
Ratios to average net assets(c)
Total gross expenses	1.12	%(d)	1.14%	1.33%	1.35	%(e)	1.21	%(e)	1.18%
Total net expenses(f)	1.04	%(d)	1.04%	1.08%	1.20	%(e)(g)	1.21	%(e)(g)(h)	1.18	%(g)
Net investment income (loss)	(0.05	%)(d)	0.01%	0.41%	0.14%		(0.16%)		0.27%
Supplemental data
Net assets, end of period (in thousands)	$35,819		$34,215	$31,706	$31,665		$30,444		$24,380
Portfolio turnover	37%		109%	74%	68%		88%		62%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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14

Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net

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Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

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Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $831.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the

1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.79%	0.79%
Class 2	1.04	1.04

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid

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Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $200,570,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$88,095,000
Unrealized depreciation	(323,000)
Net unrealized appreciation	$87,772,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $105,868,530 and $140,258,928, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, two unaffiliated shareholders of record owned 22.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 66.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

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Columbia Variable Portfolio — Marsico Growth Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

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20

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that

Semiannual Report 2014
21

Columbia Variable Portfolio — Marsico Growth Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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24

Columbia Variable Portfolio — Marsico Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
25

Columbia Variable Portfolio — Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or Insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1550 E (8/14)

Semiannual Report

June 30, 2014

Columbia Variable Portfolio — Marsico International Opportunities Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico International Opportunities Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	15
Approval of Investment Management Services and Subadvisory Agreements	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico International Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund) Class 2 shares returned -1.78% for the six-month period that ended June 30, 2014.

>  The Fund underperformed its benchmark, the MSCI EAFE Index (Net), which returned 4.78% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 2	03/27/98	-1.78	13.91	9.48	6.32
MSCI EAFE Index (Net)		4.78	23.57	11.77	6.93

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE (Europe, Australasia, Far East) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
2

Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Canadian Pacific Railway Ltd. (Canada)	4.9
Liberty Global PLC, Class C (United Kingdom)	4.6
ASML Holding NV (Netherlands)	4.5
Gilead Sciences, Inc. (United States)	4.4
Cie Financiere Richemont SA, Class A, Registered Shares (Switzerland)	4.1
Priceline Group, Inc. (The) (United States)	4.1
Schlumberger Ltd. (United States)	3.4
Sands China Ltd. (Hong Kong)	3.4
Safran SA (France)	3.1
Domino's Pizza Group PLC (United Kingdom)	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds and short term cash equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2014)
Canada	8.9
China	3.6
Denmark	2.1
France	7.7
Germany	10.1
Hong Kong	3.3
India	1.4
Ireland	2.8
Italy	3.1
Japan	5.2
Mexico	3.4
Netherlands	4.4
Russian Federation	1.6
South Africa	2.4
Switzerland	6.8
United Kingdom	15.3
United States(a)	17.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Marsico Capital Management, LLC

James Gendelman

Munish Malhotra, CFA

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio Overview (continued)

(Unaudited)

Summary of Investments in Securities by Industry (%) (at June 30, 2014)
Aerospace & Defense	5.7
Auto Components	1.5
Automobiles	3.4
Biotechnology	4.3
Capital Markets	3.0
Construction Materials	1.3
Electrical Equipment	2.0
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	4.1
Health Care Equipment & Supplies	4.8
Hotels, Restaurants & Leisure	9.5
Insurance	1.5
Internet & Catalog Retail	7.5
Internet Software & Services	4.3
IT Services	5.0
Media	7.8
Multiline Retail	2.2
Pharmaceuticals	4.9
Road & Rail	4.7
Semiconductors & Semiconductor Equipment	8.8
Textiles, Apparel & Luxury Goods	8.5
Money Market Funds	3.6
Total	100.0

Percentages indicated are based upon net assets. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Variable Portfolio — Marsico International Opportunities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	982.20	1,018.94	5.80	5.91	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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5

Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.4%

Issuer	Shares	Value ($)
Canada 8.9%
Canadian Pacific Railway Ltd.	36,056	6,532,014
Dollarama, Inc.	36,346	2,992,358
Novadaq Technologies, Inc.(a)	171,389	2,824,491
Total		12,348,863
China 3.6%
Anton Oilfield Services Group Ltd.	1,738,000	1,183,618
Baidu, Inc., ADR(a)	20,009	3,737,881
Total		4,921,499
Denmark 2.1%
Novo Nordisk A/S, Class B	64,437	2,965,722
France 7.7%
Safran SA	64,085	4,195,843
Schneider Electric SE	29,040	2,733,808
Zodiac Aerospace	108,889	3,685,795
Total		10,615,446
Germany 10.1%
Adidas AG	39,616	4,012,591
Bayerische Motoren Werke AG	21,139	2,680,945
Continental AG	9,178	2,125,782
Infineon Technologies AG	174,210	2,177,685
Wirecard AG	71,323	3,079,302
Total		14,076,305
Hong Kong 3.3%
Sands China Ltd.	597,200	4,507,479
India 1.4%
Tata Motors Ltd., ADR	51,061	1,994,443
Ireland 2.8%
Covidien PLC	43,288	3,903,712
Italy 3.1%
Azimut Holding SpA	81,506	2,100,429
Luxottica Group, SpA	38,885	2,250,676
Total		4,351,105

Common Stocks (continued)

Issuer	Shares	Value ($)
Japan 5.2%
Keyence Corp.	5,100	2,230,167
Rakuten, Inc.	159,900	2,067,363
Start Today Co., Ltd.	109,200	2,871,794
Total		7,169,324
Mexico 3.4%
Alsea SAB de CV(a)	821,012	2,952,188
Cemex SAB de CV, ADR(a)	133,523	1,766,509
Total		4,718,697
Netherlands 4.4%
ASML Holding NV	64,759	6,030,754
Russian Federation 1.6%
Yandex NV, Class A(a)	64,000	2,280,960
South Africa 2.4%
Naspers Ltd., Class N	28,625	3,369,863
Switzerland 6.8%
Cie Financiere Richemont SA, Class A, Registered Shares	52,253	5,482,794
Roche Holding AG, Genusschein Shares	13,071	3,898,601
Total		9,381,395
United Kingdom 15.3%
ARM Holdings PLC	267,761	4,037,148
Domino's Pizza Group PLC	453,337	4,065,406
Hargreaves Lansdown PLC	99,433	2,106,700
Liberty Global PLC, Class C(a)	144,059	6,095,136
Merlin Entertainments PLC, Registered Shares(a)(b)	261,471	1,602,879
Rightmove PLC	35,488	1,302,140
St. James's Place PLC	157,775	2,057,523
Total		21,266,932
United States 14.3%
Gilead Sciences, Inc.(a)	71,179	5,901,451
MasterCard, Inc., Class A	53,170	3,906,400
Priceline Group, Inc. (The)(a)	4,535	5,455,605
Schlumberger Ltd.	38,652	4,559,003
Total		19,822,459
Total Common Stocks (Cost: $115,720,642)		133,724,958

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Money Market Funds 3.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(c)(d)	5,021,955	5,021,955
Total Money Market Funds (Cost: $5,021,955)		5,021,955
Total Investments (Cost: $120,742,597)		138,746,913
Other Assets & Liabilities, Net		32,664
Net Assets		138,779,577

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of these securities amounted to $1,602,879 or 1.15% of net assets.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,950,115	36,588,763	(35,516,923)	5,021,955	2,992	5,021,955

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	19,489,730	36,339,713	—	55,829,443
Energy	4,559,004	1,183,617	—	5,742,621
Financials	—	6,264,651	—	6,264,651
Health Care	12,629,653	6,864,324	—	19,493,977
Industrials	6,532,014	10,615,446	—	17,147,460
Information Technology	9,925,241	17,555,056	—	27,480,297
Materials	1,766,509	—	—	1,766,509
Total Equity Securities	54,902,151	78,822,807	—	133,724,958
Mutual Funds
Money Market Funds	5,021,955	—	—	5,021,955
Total Mutual Funds	5,021,955	—	—	5,021,955
Total	59,924,106	78,822,807	—	138,746,913

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $115,720,642)	$133,724,958
Affiliated issuers (identified cost $5,021,955)	5,021,955
Total investments (identified cost $120,742,597)	138,746,913
Foreign currency (identified cost $15,674)	15,674
Receivable for:
Investments sold	79,889
Capital shares sold	76,981
Dividends	20,464
Reclaims	187,971
Expense reimbursement due from Investment Manager	14,125
Total assets	139,142,017
Liabilities
Payable for:
Investments purchased	70,663
Capital shares purchased	21,960
Investment management fees	92,962
Distribution and/or service fees	29,418
Transfer agent fees	7,060
Administration fees	9,414
Compensation of board members	78,803
Other expenses	52,160
Total liabilities	362,440
Net assets applicable to outstanding capital stock	$138,779,577
Represented by
Paid-in capital	$173,967,317
Undistributed net investment income	82,446
Accumulated net realized loss	(53,278,054)
Unrealized appreciation (depreciation) on:
Investments	18,004,316
Foreign currency translations	3,552
Total — representing net assets applicable to outstanding capital stock	$138,779,577
Class 2
Net assets	$138,779,577
Shares outstanding	7,611,653
Net asset value per share	$18.23

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,069,247
Dividends — affiliated issuers	2,992
Foreign taxes withheld	(121,363)
Total income	950,876
Expenses:
Investment management fees	548,615
Distribution and/or service fees
Class 2	173,612
Transfer agent fees
Class 2	41,666
Administration fees	55,557
Compensation of board members	9,392
Custodian fees	14,808
Printing and postage fees	19,670
Professional fees	18,108
Other	6,432
Total expenses	887,860
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(64,917)
Total net expenses	822,943
Net investment income	127,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,150,250
Foreign currency translations	(10,199)
Net realized gain	4,140,051
Net change in unrealized appreciation (depreciation) on:
Investments	(7,006,791)
Foreign currency translations	(3,899)
Net change in unrealized appreciation (depreciation)	(7,010,690)
Net realized and unrealized loss	(2,870,639)
Net decrease in net assets from operations	$(2,742,706)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment income	$127,933	$580,898
Net realized gain	4,140,051	27,536,392
Net change in unrealized appreciation (depreciation)	(7,010,690)	(794,522)
Net increase (decrease) in net assets resulting from operations	(2,742,706)	27,322,768
Distributions to shareholders
Net investment income
Class 2	—	(611,391)
Total distributions to shareholders	—	(611,391)
Increase (decrease) in net assets from capital stock activity	(7,557,412)	(25,883,821)
Total increase (decrease) in net assets	(10,300,118)	827,556
Net assets at beginning of period	149,079,695	148,252,139
Net assets at end of period	$138,779,577	$149,079,695
Undistributed (excess of distributions over) net investment income	$82,446	$(45,487)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Statements of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	170,089	3,005,651	218,074	3,658,549
Distributions reinvested	—	—	33,715	611,391
Redemptions	(592,192)	(10,563,063)	(1,794,133)	(30,153,761)
Total net decrease	(422,103)	(7,557,412)	(1,542,344)	(25,883,821)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013	2012	2011		2010		2009
Per share data
Net asset value, beginning of period	$18.56		$15.48	$13.29	$15.98		$14.15		$10.45
Income from investment operations:
Net investment income	0.02		0.07	0.17	0.03		0.06		0.05
Net realized and unrealized gain (loss)	(0.35)		3.09	2.17	(2.60)		1.87		3.88
Total from investment operations	(0.33)		3.16	2.34	(2.57)		1.93		3.93
Less distributions to shareholders:
Net investment income	—		(0.08)	(0.15)	(0.12)		(0.10)		(0.23)
Total distributions to shareholders	—		(0.08)	(0.15)	(0.12)		(0.10)		(0.23)
Net asset value, end of period	$18.23		$18.56	$15.48	$13.29		$15.98		$14.15
Total return	(1.78%)		20.39%	17.62%	(16.18%)		13.73%		37.95%
Ratios to average net assets(a)
Total gross expenses	1.28	%(b)	1.30%	1.44%	1.51%		1.47%		1.44%
Total net expenses(c)	1.18	%(b)	1.19%	1.30%	1.45	%(d)	1.45	%(d)	1.44	%(d)
Net investment income	0.18	%(b)	0.40%	1.16%	0.20%		0.39%		0.42%
Supplemental data
Net assets, end of period (in thousands)	$138,780		$149,080	$148,252	$156,597		$223,100		$235,127
Portfolio turnover	65%		129%	74%	95%		112%		113%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plus and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional Class 2 shares of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.79% of the Fund's average daily net assets.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $713.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
1.19%	1.18%

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $120,743,000 and the

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,668,000
Unrealized depreciation	(1,664,000)
Net unrealized appreciation	$18,004,000

The following capital loss carryforwards, determined as of December 31, 2013 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	9,160,020
2017	48,193,080
Total	57,353,100

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations aggregated to $86,660,177 and $92,855,366, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, two unaffiliated shareholders of record owned 50.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 34.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

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Columbia Variable Portfolio — Marsico International Opportunities Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
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Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014
20

Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser, the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Semiannual Report 2014
21

Columbia Variable Portfolio — Marsico International Opportunities Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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22

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24

Columbia Variable Portfolio — Marsico International Opportunities Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
25

Columbia Variable Portfolio — Marsico International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or Insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1665 E (8/14)

Semiannual Report

June 30, 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Marsico 21st Century Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Approval of Investment Management Services and Subadvisory Agreements	20
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund) Class 1 shares returned 4.59% for the six-month period that ended June 30, 2014.

>  The Fund underperformed its benchmark, the Russell 3000 Index, which returned 6.94% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	4.59	29.31	16.75	8.36
Class 2*	10/02/06	4.41	28.86	16.43	8.06
Russell 3000 Index		6.94	25.22	19.33	8.23

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/variable-products/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2014)
Facebook, Inc., Class A	5.5
Gilead Sciences, Inc.	4.0
Schlumberger Ltd.	3.7
Biogen Idec, Inc.	3.6
Monsanto Co.	3.6
Salesforce.com, Inc.	3.3
Sherwin-Williams Co. (The)	3.3
Walt Disney Co. (The)	3.1
Genesee & Wyoming, Inc., Class A	3.1
Constellation Brands, Inc., Class A	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2014)
Common Stocks	94.9
Consumer Discretionary	21.2
Consumer Staples	5.5
Energy	5.8
Financials	5.4
Health Care	11.5
Industrials	13.7
Information Technology	23.1
Materials	6.5
Telecommunication Services	2.2
Money Market Funds	5.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Brandon Geisler

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2014 – June 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,045.90	1,020.73	4.16	4.11	0.82
Class 2	1,000.00	1,000.00	1,044.10	1,019.49	5.42	5.36	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.1%

Issuer	Shares	Value ($)
Consumer Discretionary 21.3%
Distributors 1.8%
LKQ Corp.(a)	84,686	2,260,270
Hotels, Restaurants & Leisure 7.2%
Domino's Pizza, Inc.	25,531	1,866,061
Dunkin' Brands Group, Inc.	32,700	1,497,987
Hilton Worldwide Holdings, Inc.(a)	96,441	2,247,075
Wynn Resorts Ltd.	16,182	3,358,736
Total		8,969,859
Internet & Catalog Retail 2.7%
TripAdvisor, Inc.(a)	30,506	3,314,782
Media 5.7%
Twenty-First Century Fox, Inc., Class A	96,173	3,380,481
Walt Disney Co. (The)	43,268	3,709,798
Total		7,090,279
Specialty Retail 3.2%
Lumber Liquidators Holdings, Inc.(a)	11,784	894,995
Tractor Supply Co.	30,161	1,821,724
Ulta Salon Cosmetics & Fragrance, Inc.(a)	13,348	1,220,141
Total		3,936,860
Textiles, Apparel & Luxury Goods 0.7%
Deckers Outdoor Corp.(a)	10,628	917,515
Total Consumer Discretionary		26,489,565
Consumer Staples 5.5%
Beverages 3.0%
Constellation Brands, Inc., Class A(a)	41,666	3,672,025
Food Products 2.5%
Keurig Green Mountain, Inc.	25,050	3,121,480
Total Consumer Staples		6,793,505
Energy 5.8%
Energy Equipment & Services 3.5%
Schlumberger Ltd.	37,101	4,376,063
Oil, Gas & Consumable Fuels 2.3%
Antero Resources Corp.(a)	42,992	2,821,565
Total Energy		7,197,628

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 5.4%
Banks 2.6%
City National Corp.	16,689	1,264,359
First Republic Bank	35,940	1,976,340
Total		3,240,699
Capital Markets 2.8%
Charles Schwab Corp. (The)	43,139	1,161,734
Morgan Stanley	72,461	2,342,664
Total		3,504,398
Total Financials		6,745,097
Health Care 11.5%
Biotechnology 9.5%
Alexion Pharmaceuticals, Inc.(a)	10,003	1,562,969
Alkermes PLC(a)	25,152	1,265,900
Biogen Idec, Inc.(a)	13,376	4,217,587
Gilead Sciences, Inc.(a)	57,475	4,765,252
Total		11,811,708
Health Care Equipment & Supplies 0.4%
Novadaq Technologies, Inc.(a)	29,214	481,447
Health Care Providers & Services 1.6%
Envision Healthcare Holdings, Inc.(a)	57,962	2,081,415
Total Health Care		14,374,570
Industrials 13.7%
Aerospace & Defense 3.5%
B/E Aerospace, Inc.(a)	20,666	1,911,398
DigitalGlobe, Inc.(a)	27,057	752,185
General Dynamics Corp.	14,834	1,728,903
Total		4,392,486
Airlines 1.4%
Delta Air Lines, Inc.	45,164	1,748,750
Commercial Services & Supplies 1.0%
Copart, Inc.(a)	34,416	1,237,599
Professional Services 3.6%
IHS, Inc., Class A(a)	20,179	2,737,685
Robert Half International, Inc.	37,577	1,793,926
Total		4,531,611
Road & Rail 3.0%
Genesee & Wyoming, Inc., Class A(a)	35,228	3,698,940

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 1.2%
Fastenal Co.	29,876	1,478,563
Total Industrials		17,087,949
Information Technology 23.2%
Internet Software & Services 10.0%
CoStar Group, Inc.(a)	3,923	620,501
Facebook, Inc., Class A(a)	96,246	6,476,393
Google, Inc., Class A(a)	3,791	2,216,484
Google, Inc., Class C(a)	2,201	1,266,191
LinkedIn Corp., Class A(a)	11,146	1,911,205
Total		12,490,774
IT Services 5.5%
Cognizant Technology Solutions Corp., Class A(a)	28,706	1,404,010
FleetCor Technologies, Inc.(a)	16,698	2,200,796
MasterCard, Inc., Class A	43,667	3,208,215
Total		6,813,021
Semiconductors & Semiconductor Equipment 3.5%
ARM Holdings PLC	92,785	1,398,960
ASML Holding NV	30,839	2,876,353
Total		4,275,313
Software 4.2%
Salesforce.com, Inc.(a)	67,770	3,936,082
Workday, Inc., Class A(a)	14,723	1,323,009
Total		5,259,091
Total Information Technology		28,838,199

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 6.5%
Chemicals 6.5%
Monsanto Co.	33,772	4,212,719
Sherwin-Williams Co. (The)	18,932	3,917,220
Total		8,129,939
Total Materials		8,129,939
Telecommunication Services 2.2%
Wireless Telecommunication Services 2.2%
SBA Communications Corp., Class A(a)	26,558	2,716,883
Total Telecommunication Services		2,716,883
Total Common Stocks (Cost: $86,981,173)		118,373,335

Money Market Funds 5.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.095%(b)(c)	6,360,347	6,360,347
Total Money Market Funds (Cost: $6,360,347)		6,360,347
Total Investments (Cost: $93,341,520)		124,733,682
Other Assets & Liabilities, Net		(240,474)
Net Assets		124,493,208

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	398,654	39,752,581	(33,790,888)	6,360,347	1,417	6,360,347

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Portfolio of Investments (continued)

June 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,489,565	—	—	26,489,565
Consumer Staples	6,793,505	—	—	6,793,505
Energy	7,197,628	—	—	7,197,628
Financials	6,745,097	—	—	6,745,097
Health Care	14,374,570	—	—	14,374,570
Industrials	17,087,949	—	—	17,087,949
Information Technology	27,439,239	1,398,960	—	28,838,199
Materials	8,129,939	—	—	8,129,939
Telecommunication Services	2,716,883	—	—	2,716,883
Total Equity Securities	116,974,375	1,398,960	—	118,373,335
Mutual Funds
Money Market Funds	6,360,347	—	—	6,360,347
Total Mutual Funds	6,360,347	—	—	6,360,347
Total	123,334,722	1,398,960	—	124,733,682

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $86,981,173)	$118,373,335
Affiliated issuers (identified cost $6,360,347)	6,360,347
Total investments (identified cost $93,341,520)	124,733,682
Receivable for:
Capital shares sold	334
Dividends	14,201
Reclaims	3,012
Expense reimbursement due from Investment Manager	19,917
Total assets	124,771,146
Liabilities
Payable for:
Capital shares purchased	64,042
Investment management fees	73,113
Distribution and/or service fees	24,204
Transfer agent fees	6,178
Administration fees	6,178
Compensation of board members	78,148
Other expenses	26,075
Total liabilities	277,938
Net assets applicable to outstanding capital stock	$124,493,208
Represented by
Paid-in capital	$77,799,329
Excess of distributions over net investment income	(443,614)
Accumulated net realized gain	15,745,252
Unrealized appreciation (depreciation) on:
Investments	31,392,162
Foreign currency translations	79
Total — representing net assets applicable to outstanding capital stock	$124,493,208
Class 1
Net assets	$7,356,397
Shares outstanding	418,986
Net asset value per share	$17.56
Class 2
Net assets	$117,136,811
Shares outstanding	6,773,214
Net asset value per share	$17.29

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Operations

Six Months Ended June 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$274,127
Dividends — affiliated issuers	1,417
Foreign taxes withheld	(3,572)
Total income	271,972
Expenses:
Investment management fees	433,302
Distribution and/or service fees
Class 2	143,395
Transfer agent fees
Class 1	2,202
Class 2	34,414
Administration fees	36,616
Compensation of board members	9,248
Custodian fees	6,332
Printing and postage fees	15,741
Professional fees	13,273
Other	3,376
Total expenses	697,899
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(55,832)
Total net expenses	642,067
Net investment loss	(370,095)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	11,101,267
Foreign currency translations	(3,720)
Net realized gain	11,097,547
Net change in unrealized appreciation (depreciation) on:
Investments	(5,325,721)
Foreign currency translations	18
Net change in unrealized appreciation (depreciation)	(5,325,703)
Net realized and unrealized gain	5,771,844
Net increase in net assets resulting from operations	$5,401,749

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations
Net investment loss	$(370,095)	$(477,525)
Net realized gain	11,097,547	28,835,868
Net change in unrealized appreciation (depreciation)	(5,325,703)	16,269,281
Net increase in net assets resulting from operations	5,401,749	44,627,624
Distributions to shareholders
Net investment income
Class 1	—	(31,896)
Class 2	—	(285,946)
Total distributions to shareholders	—	(317,842)
Increase (decrease) in net assets from capital stock activity	(9,246,662)	(37,766,605)
Total increase (decrease) in net assets	(3,844,913)	6,543,177
Net assets at beginning of period	128,338,121	121,794,944
Net assets at end of period	$124,493,208	$128,338,121
Excess of distributions over net investment income	$(443,614)	$(73,519)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	9,578	166,217	28,482	418,935
Distributions reinvested	—	—	2,235	31,896
Redemptions	(54,829)	(931,594)	(148,829)	(2,112,940)
Net decrease	(45,251)	(765,377)	(118,112)	(1,662,109)
Class 2 shares
Subscriptions	342,917	5,755,351	242,778	3,346,775
Distributions reinvested	—	—	20,294	285,946
Redemptions	(849,918)	(14,236,636)	(2,814,493)	(39,737,217)
Net decrease	(507,001)	(8,481,285)	(2,551,421)	(36,104,496)
Total net decrease	(552,252)	(9,246,662)	(2,669,533)	(37,766,605)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of the expenses that apply to the variable accounts or contract charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 1	(Unaudited)		2013		2012	2011	2010		2009
Per share data
Net asset value, beginning of period	$16.79		$11.84		$10.63	$12.07	$10.28		$8.10
Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)		0.05	0.01	(0.03)		0.01
Net realized and unrealized gain (loss)	0.80		5.03		1.16	(1.45)	1.82		2.18
Total from investment operations	0.77		5.01		1.21	(1.44)	1.79		2.19
Less distributions to shareholders:
Net investment income	—		(0.06)		—	—	—		(0.01)
Total distributions to shareholders	—		(0.06)		—	—	—		(0.01)
Net asset value, end of period	$17.56		$16.79		$11.84	$10.63	$12.07		$10.28
Total return	4.59%		42.43%		11.38%	(11.93%)	17.41	%(a)	27.07%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.91	%(d)	1.09%	1.14%	1.11	%(d)	1.11%
Total net expenses(e)	0.82	%(c)	0.82	%(d)	0.90%	1.05%	1.05	%(d)(f)	1.06	%(f)
Net investment income (loss)	(0.37	%)(c)	(0.14%)		0.45%	0.04%	(0.28%)		0.08%
Supplemental data
Net assets, end of period (in thousands)	$7,356		$7,794		$6,897	$8,527	$11,963		$12,886
Portfolio turnover	50%		96%		74%	107%	100%		147%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2014		Year Ended December 31,
Class 2	(Unaudited)		2013		2012	2011	2010		2009
Per share data
Net asset value, beginning of period	$16.56		$11.69		$10.52	$11.97	$10.22		$8.06
Income from investment operations:
Net investment income (loss)	(0.05)		(0.05)		0.03	(0.02)	(0.05)		(0.02)
Net realized and unrealized gain (loss)	0.78		4.95		1.14	(1.43)	1.80		2.18
Total from investment operations	0.73		4.90		1.17	(1.45)	1.75		2.16
Less distributions to shareholders:
Net investment income	—		(0.03)		—	—	—		—
Total distributions to shareholders	—		(0.03)		—	—	—		—
Net asset value, end of period	$17.29		$16.56		$11.69	$10.52	$11.97		$10.22
Total return	4.41%		42.00%		11.12%	(12.11%)	17.12	%(a)	26.80%
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)	1.16	%(d)	1.33%	1.39%	1.36	%(d)	1.36%
Total net expenses(e)	1.07	%(c)	1.07	%(d)	1.15%	1.30%	1.30	%(d)(f)	1.31	%(f)
Net investment income (loss)	(0.62	%)(c)	(0.39%)		0.22%	(0.19%)	(0.51%)		(0.18%)
Supplemental data
Net assets, end of period (in thousands)	$117,137		$120,544		$114,898	$119,225	$148,493		$143,658
Portfolio turnover	50%		96%		74%	107%	100%		147%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements

June 30, 2014 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2014 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2014, other expenses paid to this company were $700.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the

1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective May 1, 2014	Contractual Expense Cap Prior to May 1, 2014
Class 1	0.79%	0.83%
Class 2	1.04	1.08

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2014, the cost of investments for federal income tax purposes was approximately $93,342,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$32,885,000
Unrealized depreciation	(1,493,000)
Net unrealized appreciation	$31,392,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, aggregated to $60,275,513 and $75,832,471, respectively, for the six months ended June 30, 2014. The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends — affiliated issuers" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2014, one unaffiliated shareholder of record owned 86.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2014.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors.

Information Technology Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Notes to Financial Statements (continued)

June 30, 2014 (Unaudited)

developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2014, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March and April were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials (including proposed expense caps for certain Funds) were revised to reflect discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 9-11, 2014 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the successful implementation of a globalization initiative, which, among other things, increased worldwide analyst support for global products, the reorganization of the Informational Technology research team, the hiring of additional personnel to assist the Asset Allocation team and the global restructuring of the Senior Operational team. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account Columbia Management's Subadviser oversight structure and the Columbia Management team dedicated thereto, which the Board recalled had added staff and technology resources during 2013. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting significant achievements in 2013 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). In this connection, the Board also considered the 2013 report provided by an independent consulting firm, Bobroff Consulting (the Independent Consultant), that concluded that the Funds' standardized investment management fee rates were within a reasonable range. The Board took into account that the Fund's total expense ratio (after considering proposed voluntary expense caps/waivers) approximated the peer universe's median expense ratio shown in the reports. It was observed that

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Approval of Investment Management Services and Subadvisory Agreements (continued)

various proposals concerning the Funds' transfer agency and sub-transfer agency fee structures, and other changes impacting the Funds' pricing structure and fees, are expected to be considered at a later Board meeting which, if adopted, would alter the current pricing philosophy.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. Based on its review, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. In this regard, the Board observed that: (i) the Independent Consultant concluded that 2012 profitability was reasonable; (ii) 2013 profitability only moderately exceeded 2012 levels; and (iii) 2013 profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 11, 2014, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2014

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Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Variable Portfolio — Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Before investing, please carefully consider the investment objectives, risks, charges and expenses of the Fund and the investment product through which the Fund is made available. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1540 E (8/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 19, 2014